Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets

	As of December 31,
	2016	2017	2017
	RMB	RMB	US$
	(In millions)
Prepaid expenses	389	398	61
Advances to suppliers	923	764	117
Receivables from online payment agencies	410	312	48
Deposits	239	204	31
Purchased copyrights	593	819	126
Others	791	928	143

	3,345	3,425	526